Debt - Allocation amount (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Allocated Debt Instrument [Line Items]
Allocation amount	$ 278,393	$ 265,405
Senior Secured Notes [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	184,458
Second Lien Credit Agreement [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	58,629
Series B Preferred Stock [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	11,451
Series B Ordinary Stock [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	5,603
Right to Shares of Series B Preferred Stock [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	5,518
Right to Shares of Series B Ordinary Stock [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	$ 1,533